CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Total (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Restricted cash	¥ 2,443,249		¥ 1,400,988
Cash and cash equivalents	16,816,684	$ 2,438,190	19,683,619
Total cash and cash equivalents, and cash and cash equivalents restricted	¥ 19,259,933		¥ 21,084,607